Income tax expense - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Special withholding tax rate to which dividends paid by PRC enterprises to their foreign non-resident enterprise investors	10.00%
Operating Loss Carryforwards	¥ 1,080
Operating Loss Carryforwards Expiration Year	The losses carried forward will expire during the period from 2020 to 2024.
HONG KONG
Corporate Income Tax Rate	16.50%
Special Withholding Tax Rate For Dividends	5.00%
CHINA
A preferential enterprise income tax rate	15.00%
Unified statutory income tax rate under current EIT law	25.00%
Special Withholding Tax Rate For Dividends	5.00%
Undistributed Earnings, Basic	¥ 3,280	¥ 2,840